Deferred Revenue	12 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
Deferred Revenue

Note 17 – Deferred Revenue

Deferred revenue, also known as unearned revenue, represents amounts received or invoiced in advance of delivering goods or rendering services. These amounts are recognized as revenue when the performance obligations under the contracts are fulfilled. The Company accounts for deferred revenue in accordance with IFRS –15 - Revenue from Contracts with Customers.

The following is a summary of the sources of deferred revenue:

	December 31, 2024	December 31, 2023
	EUR	EUR
Brera Milano	77,558	278,544
UYBA	198,583	186,094
FKAP	15,000	17,274
Total	291,141	481,912